Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Earnings Per Share

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Net income attributable to owners of the parent company	29,702	26,760	18,896
Minimum non-cumulative dividends on preferred shares	(106)	(106)	(106)
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(109)	(109)	(109)
Retained earnings to be distributed, on a pro rata basis, to common and preferred equity owners:
Common	14,920	13,462	9,491
Preferred	14,567	13,083	9,190
Total net income available to equity owners
Common	15,029	13,571	9,600
Preferred	14,673	13,189	9,296
Weighted average number of outstanding shares
Common	4,958,290,359	4,958,290,359	4,958,290,359
Preferred	4,840,703,872	4,818,741,579	4,801,324,161
Basic earnings per share – R$
Common	3.03	2.74	1.94
Preferred	3.03	2.74	1.94

Schedule of diluted earnings per share

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Net income available to preferred equity owners	14,673	13,189	9,296
Dividends on preferred shares after dilution effects	91	75	41
Net income available to preferred equity owners considering preferred shares after the dilution effect	14,764	13,264	9,337
Net income available to ordinary equity owners	15,029	13,571	9,600
Dividend on preferred shares after dilution effects	(91)	(75)	(41)
Net income available to ordinary equity owners considering preferred shares after the dilution effect	14,938	13,496	9,559
Adjusted weighted average of shares
Common	4,958,290,359	4,958,290,359	4,958,290,359
Preferred	4,900,469,300	4,873,042,114	4,843,233,835
Preferred	4,840,703,872	4,818,741,579	4,801,324,161
Incremental as per share-based payment plans	59,765,428	54,300,535	41,909,674
Diluted earnings per share – R$
Common	3.01	2.72	1.93
Preferred	3.01	2.72	1.93
There was no potentially antidulitive effect of the shares in share-based payment plans, in both periods.